Capital stock	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note Abstract
Stockholders Equity Note Disclosure Text Block

13. Capital stock

The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of special shares without par value (of which none are outstanding).

The following is a summary of changes in the Company's capital stock:

	Warrants and rights		Common shares		Total
	Number	$	Number	$	$
Balance at December 31, 2008	-	-	64,493,320	177,858	177,858
Employee share purchase plan	-	-	487,148	823	823
Treasury	-	-	2,500	13	13
Balance at December 31, 2009	-	-	64,982,968	178,694	178,694
Options exercised	-	-	315,720	1,207	1,207
Employee share purchase plan	-	-	198,903	747	747
Treasury	-	-	2,500	13	13
Warrants issued	850,000	2,163	-	-	2,163
Balance at January 1, 2011	850,000	2,163	65,500,091	180,661	182,824
Options exercised	-	-	177,279	821	821
Employee share purchase plan	-	-	119,028	626	626
Balance at December 31, 2011	850,000	2,163	65,796,398	182,108	184,271

Employee/director option plans

The Company grants options to employees and directors from time to time under employee/director stock option plans. On May 19, 2011, the Company's shareholders approved an amendment to the Company's 2002 Amended and Restated Stock Option Plan to increase the number of common shares reserved for issuance upon the exercise of options granted thereunder from 5,000,000 to 7,500,000 common shares. The amendment had been approved by the Company's Board of Directors on March 8, 2011, based on a recommendation of the Compensation Committee. As at December 31, 2011, 2,838,241 (January 1, 2011 - 823,480) options are remaining to be granted under this plan.

Employee/director stock options granted by the Company contain an exercise price, which is equal to the closing market price of the shares on the day prior to the grant date. Any consideration paid by employees/directors on exercise of stock options or purchase of stock is credited to capital stock. Option grants generally vest 20% on each of the first through fifth anniversaries from the date of grant and expire on the sixth anniversary of the grant date. The Company uses reserved and unissued common shares to satisfy option exercises under the plan.

Details of changes in employee/director stock options are as follows:

			Weighted
		Weighted-	average
		average	remaining	Aggregate
		exercise price	contractual term	intrinsic value
	Options	$	(Years)	$
Outstanding at beginning of year	2,348,100	4.89
Granted	941,500	7.06
Exercised	(177,279)	2.98
Forfeited or expired	(456,261)	6.49
Outstanding at end of year	2,656,060	5.51	4.5	2,277
Exercisable at end of year	732,060	6.32	3.1	707

The weighted-average grant-date fair values of all stock options granted in fiscal 2011, 2010 and 2009 were $4.36, $2.79 and $1.05, respectively. The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the options granted in the years ended December 31, 2011, January 1, 2011 and December 31, 2009 were as follows:

	December 31, 2011	January 1, 2011	December 31, 2009
Dividend yield(1)	0%	0%	0%
Expected volatility(2)	68.0%	68.2%	71.0%
Risk-free interest rate(3)	1.8%	2.3%	2.0%
Expected life of options (in years)(4)	6	6	6

(1)       Determined based on expected annual dividend yield at the time of grant.

(2)       Determined based on historical volatility of the Company's common shares over the expected life of the option.

(3)       Determined based on the yield on U.S. Treasury zero-coupon issues with maturity dates equal to the expected life of the option.

(4)       Determined based on historical exercise and forfeiture patterns.

The fair value of the options is based on estimates of the number of options that management expects to vest, which is estimated to be 85% of the granted amounts.

Details of employee/director stock options outstanding as at December 31, 2011 are as follows:

		Vested	Weighted	Total	Weighted
	Exercise	outstanding	average price	outstanding	average price
Expiry date	price range	options	(vested)	options	(total)
			$		$
2012	$10.86 to $11.66	93,000	11.23	93,000	11.23
2013	$12.31 to $13.75	136,800	12.55	171,000	12.55
2014	$4.06 to $13.35	184,700	5.59	329,700	5.58
2015	$0.91 to $1.92	212,760	1.66	661,260	1.66
2016	$4.45 to $5.62	94,800	4.49	531,600	4.49
2017	$4.88 to $7.72	10,000	5.17	869,500	7.04
		732,060	6.32	2,656,060	5.51

Earnings from continuing operations for the year ended December 31, 2011 includes $2,090 (January 1, 2011 - $2,136; December 31, 2009 - $1,435) of stock compensation expense related to the Company's stock-based compensation arrangements, including $354 (January 1, 2011 - $777; December 31, 2009 - $285) in stock-based compensation for the options issued by Opta Minerals to its employees. The Company also realized a cash tax benefit of $86 (January 1, 2011 - $42; December 31, 2009 - $6) relating to options granted in prior years and exercised in the current year, which was recorded as an increase in additional paid-in capital. Total compensation costs related to non-vested awards not yet recognized as an expense is $5,098 as at December 31, 2011, which will be amortized over a weighted-average remaining vesting period of 2.1 years.

Employee share purchase plan / compensation grants

The Company maintains an employee share purchase plan whereby employees can purchase common shares through payroll deductions. In the year ended December 31, 2011, the Company's employees purchased 119,028 common shares (January 1, 2011 - 198,903; December 31, 2009 - 487,148) for total proceeds of $626 (January 1, 2011 - $760; December 31, 2009 - $836). As at December 31, 2011, 1,555,064 (January 1, 2011 - 1,674,092) common shares are remaining to be granted under this plan.

Warrants

On February 5, 2010 (the “First Tranche”) and June 11, 2010 (the “Second Tranche”), the Company issued warrants pursuant to an Advisory Services Agreement. A fair value of $441 and $1,722, respectively, was assigned to these warrants, using the Black-Scholes option pricing model, and were expensed in full during the quarter of issuance with the offset recorded as an increase to additional paid-in capital. The Second Tranche of warrants were issued following the consummation of the sale of the CFD business (see note 3(c)) and the cost was included as part of the gain on sale of discontinued operations. As at December 31, 2011, the First Tranche and Second Tranche of warrants have not been exercised.